Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure	$ 13,298	$ 3,724
Total assets	407,303	507,941
Common Stock [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment	13,696	16,359
Warrants [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment	5,504	6,574
Prepaid Expenses and Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure	2,268	1,106
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents	372,537	480,178
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure
Total assets	386,233	496,537
Level 1 | Common Stock [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment	13,696	16,359
Level 1 | Warrants [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment
Level 1 | Prepaid Expenses and Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure
Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents	372,537	480,178
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure
Total assets	5,504	6,574
Level 2 | Common Stock [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment
Level 2 | Warrants [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment	5,504	6,574
Level 2 | Prepaid Expenses and Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure
Level 2 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure	13,298	3,724
Total assets	15,566	4,830
Level 3 | Common Stock [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment
Level 3 | Warrants [Member] | Synlogic, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in investment
Level 3 | Prepaid Expenses and Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure	2,268	1,106
Level 3 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total included in cash and cash equivalents